Derivative Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within next 12 months	$ 159	¥ 13,000